Financial Instruments and Risk Management (Available for Sale Financial Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 18.6	$ 23.9
Zacatecas Silver Corp.
Disclosure of fair value measurement of assets [line items]
Financial assets	6.7
Red Pine Exploration Inc.
Disclosure of fair value measurement of assets [line items]
Financial assets	5.7
Orford Mining Corp.
Disclosure of fair value measurement of assets [line items]
Financial assets	2.0
Aztec Minerals Corp.
Disclosure of fair value measurement of assets [line items]
Financial assets	1.6
Monarch Mining Corp.
Disclosure of fair value measurement of assets [line items]
Financial assets	0.5
Manitou Gold Inc.
Disclosure of fair value measurement of assets [line items]
Financial assets	0.7
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1.4